Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share (EPS) is calculated using the weighted average number of common shares outstanding during the period and includes the effect of any participating securities as appropriate. Participating securities consist of unvested restricted stock issued to our employees and non-employee directors that provide dividend rights.
Diluted EPS is calculated assuming the issuance of common shares for all potentially dilutive securities, provided the effect is not antidilutive. For all periods presented, our convertible senior notes did not have a dilutive effect and, therefore, were excluded from the calculation of diluted EPS.
Shares of common stock for the following securities were excluded from the calculation of diluted EPS as the effect was antidilutive.

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Common stock equivalent of our preferred stock outstanding(a)	290	298	298
Common stock equivalent of our convertible senior notes outstanding(a)	621	729	729
Common stock equivalent of our preferred stock outstanding prior to exchange(a)	5	—	4
Participating securities(a)	2	6	4